Condensed Statements of Operations and Comprehensive Loss - USD ($)	3 Months Ended	4 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Other income (expense):
Management fee income, related party	$ 300,000	$ 300,000
Interest expense	(42,000)
Interest expense, related party	(46,000)	(37,119)
Total other income	212,000	262,881
Net loss and comprehensive loss	$ (4,476,000)	$ (3,671,266)
Net loss per share, basic and diluted	$ (1.41)	$ (25.98)
Weighted average number of shares used in computing net loss per share, basic and diluted	3,184,000	141,306
Operating Expenses:
General and administrative	$ 1,037,000	$ 1,261,621
General and administrative, related party	23,000
Total operating expenses	4,688,000	3,934,147
Research and development	2,604,000	2,028,227
Related party
Operating Expenses:
General and administrative		19,734
Research and development	$ 1,024,000	$ 624,565